Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings (Tables) [Line Items]
Schedule of Short-Term Borrowings	Short-term borrowings consisted of the following as of December 31, 2023 and 2022:
	As of Dececmber 31
	2023	2022
Short-term borrowings from financial institutions	$70,424	$4,777,301
Government loan	-	1,449,864
Total	$70,424	$6,227,165

Notes Payable to Banks [Member]
Short-Term Borrowings (Tables) [Line Items]
Schedule of Short-Term Borrowings	Short-term borrowings from financial institutions consisted of the following on December 31, 2023:
Bank Name	Amount – RMB	Amount – USD	Issuance Date	Expiration Date	Interest
Minsheng Bank	500,000	70,424	2023.07.10	2024.07.10	4.00%
Short-term borrowings from financial institutions consisted of the following on December 31, 2022:
Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Longwan Rural Commercial Bank		1,200,000	173,984	2022.06.15	2023.06.14	9.60%
Longwan Rural Commercial Bank		1,750,000	253,725	2022.06.15	2023.06.14	9.60%
Minsheng Bank		10,000,000	1,449,864	2022.08.02	2023.02.02	4.10%
Minsheng Bank		10,000,000	1,449,864	2022.08.09	2023.08.09	4.10%
Minsheng Bank		10,000,000	1,449,864	2022.08.16	2023.08.15	4.10%
Total	RMB	32,950,000	$4,777,301